Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of current inventory
The current inventory balance is made up as follows:

	2024	2023
	$	$

Gold and silver bullion	34,181	53,065
In-process inventory	45,607	18,220
Ore stock-pile inventory	62,076	80,302
Materials and supplies	335,722	194,908
	477,586	346,495

Schedule of noncurrent inventory	The long-term inventory balance is made up as follows:

	2024	2023
	$	$

Ore stock-pile inventory	67,891	56,497
Materials and supplies	66,638	43,571
	134,529	100,068